Reconciliation of Operating Profit to Headline Operating Profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Detail) - GBP (£) £ in Millions		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
		Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018
Disclosure of Reconciliation of Operating Profit to Headline Operating Profit [abstract]
Operating profit			£ 673.0	£ 841.9		£ 1,431.4
Amortisation and impairment of acquired intangible assets			66.9	84.0		280.0
Goodwill impairment						183.9
Gains on disposal of investments and subsidiaries			(40.6)	(189.9)		(235.5)
Gains on remeasurement of equity interests arising from a change in scope of ownership			(0.4)	(0.1)		(2.0)
Investment write-downs				1.5		2.0
Litigation Settlement			(16.8)
Gain on sale of freehold property in New York			(7.9)
Restructuring and transformation costs		£ 234.0	55.4	45.5	£ 68.3	302.3
Headline operating profit	[1]		£ 729.6	£ 782.9		£ 1,962.1

[1]	A reconciliation from operating profit to headline operating profit is provided in note 22.